Taxation - Deferred Tax (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets [Abstract]
Property and equipment	$ 17,999	$ 16,094
Deferred revenue	182,068	161,981
Unutilized tax losses and unused capital allowances	2,013,487	2,197,209
Provision and accrued expenses	81,762	74,330
Allowance for credit losses	89,558	56,308
Others	31,998	19,437
Valuation allowance	(1,860,574)	(2,159,905)
Total deferred tax assets	556,298	365,454
Deferred tax liabilities [Abstract]
Property and equipment	(7,843)	(7,853)
Deferred payment channel costs	(28,991)	(24,483)
Others	(2,489)	(4,290)
Total deferred tax liabilities	(39,323)	(36,626)
Net deferred tax assets	$ 516,975	$ 328,828